Securities (Securities Classified By Maturity Date) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 5,001	$ 3,495
Due from one to five years, Amortized Cost	2,985	6,483
Amortized Cost	8,139	10,207
Due in one year or less, Fair Value	5,000	3,472
Due from one to five years, Fair Value	3,017	6,409
Available-for-sale Securities Total, Fair Value	8,174	10,114
Mortgage-Backed Securities - Residential [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	126	167
Available-for-sale Securities Total, Fair Value	130	170
Collateralized Mortgage Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	27	62
Available-for-sale Securities Total, Fair Value	$ 27	$ 63